Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepayments and other current assets
Schedule of prepayments and other current assets

	As of December 31,
	2023	2024
	RMB	RMB
Deposits	14,321	8,057
Less: Allowance for credit losses	(4,088)	(1,901)
	10,233	6,156
Prepayment to location partners(a)	57,369	13,844
VAT receivables	8,711	20,748
Prepayment to service providers(b)	248,929	218,341
Prepaid expenses	7,620	12,015
Others	6,389	5,664
Total	339,251	276,768
(a)	It represents entry fees and prepaid commissions to location partners. As discussed in Note 2(t), entry fees paid to location partners are amortized on straight line basis over the contractual period with location partners during which the Group’s equipment is placed in location partners’ venues. In addition, since 2021, when entering into the location partner agreements, the Group agreed to prepay commissions to certain location partners. The amount of the prepayment is based on the pre-agreed forecast of commissions to the location partners during the contractual period. The prepayment is used to offset the actual commissions to be paid to the local partners on monthly basis based on the pre-agreed monthly forecast of commissions. The location partners are obligated to refund to the Group any remaining prepayments if performance target is not met within a pre-agreed period.

The Group is closely monitoring the recoverability of these prepayments to location partners based on the actual performance of each of the location partners. For the years ended December 31, 2022, 2023, and 2024, the Group recognized RMB58,805, RMB24,280 and RMB12,329 impairments for the prepaid commissions to the location partners whose businesses were wound up as a result of the surge of COVID-19 infections in certain regions in 2022 and deteriorated performance of certain individual location partners in 2023 and 2024.

(b)	It represents the prepayment made to third-party payment processing providers who are engaged by Group to facilitate its settlement with network partners and location partners for the commission fees or to facilitate the Group’s settlement service to the network partners. Depends on the settlement arrangement with different payment processing providers, after the prepayment is made by the Group, the commissions can be drawn down by network partners at their discretions or settled by payment processing providers on a pre-agreed settlement period. Upon settlement, the prepayment made to the payment processing providers and payables to network partners and location partners (Note 10) are derecognized accordingly.

Schedule of activity in the allowance for credit losses related to receivables in other non-current assets

	Year Ended,	Year Ended,
	December 31, 2023	December 31, 2024
	RMB	RMB
Balance at the beginning of year	2,896	4,088
Adoption of ASC Topic 326	146	—
Current period provision, net	1,046	1,672
Write-offs	—	(3,859)
Balance at the end of year	4,088	1,901